Changes in accounting policies, comparability and adjustments	12 Months Ended
Dec. 31, 2021
Entity [Table]
Changes in accounting policies, comparability and adjustments
Changes in accounting policies, comparability and other adjustments
Amendments to IAS 1,
Presentation of Financial Statements
, and
IFRS Practice Statement 2,
Making Materiality Judgements

Effective from 1 January

2021, UBS early

adopted amendments to
IAS 1,
Presentation

of

Financial

Statements
,

and

IFRS

Practice
Statement 2,
Making

Materiality

Judgements
, issued

by

IASB in
February 2021.

The disclosure

of material

accounting policies

in
Note 1a has been refined through adopting these amendments.
Amendments to IAS 39, IFRS 9 and IFRS 7 (
Interest Rate
Benchmark Reform – Phase 2
)

On

1 January

2021,

UBS

adopted
Interest

Rate

Benchmark
Reform – Phase

2 (Amendments to

IFRS 9, IAS 39, IFRS 7,

IFRS 4
and IFRS 16)
, addressing a number of issues in financial reporting
areas that arise

when interbank

offered rates (IBORs)

are reformed
or replaced.

The amendments

provide a

practical expedient

that
permits

certain

changes

in

the

contractual

cash

flows

of

debt
instruments

attributable

to

the

replacement

of

IBORs

with
alternative

reference

rates

(ARRs)

to

be

accounted

for
prospectively by

updating a

given instrument’s

effective interest
rate

(EIR),

provided

(i)

the

change

is

necessary

as

a

direct
consequence

of

IBOR

reform

and

(ii)

the

new

basis

for
determining the contractual cash

flows is economically equivalent
to the

previous basis.

UBS has

adopted the

amendments, which
had no material effect on the Group’s financial statements.
T
he

amendments
also
provide

various

hedge

accounting
reliefs, with the following adopted by UBS:
–

D esignate an
ARR

as

a

non
-
contractually

specified

risk
component, even if it is

not separately identifiable at the

date
when it

was designated, provided

UBS can reasonably

expect
that it will meet

the requirements within 24

months of the first
designation and the risk component is reliably

measurable. As
of

31 December

2021,

the

principal

ARRs

that

UBS

has
designated as

the hedged risk

in fair

value hedges

of interest
rate risk related to debt instruments, mortgages and

cash flow
hedges

of

forecast

transactions

were

the

Secured

Overnight
Financing

Rate

(SOFR),

the

Swiss

Average

Rate

Overnight
(SARON) and the Sterling Overnight Index Average (SONIA).
–

Amend

hedge

documentation

for

the

fair

value

hedges

of
interest

rate

risk

related

to

debt

instruments

for

which

the
hedged risk changed due

to IBOR reform,

which allowed UBS
to

continue

the

hedge

relationship

in

accordance

with

the
requirements of the phase 2 amendment.
–

The

cash

flow

hedges

of

IBOR forecast

transactions

in

Swiss
francs

and

pounds

sterling

were

discontinued

and

replaced
with

new

ARR

designations in

December

2021. The

amount
accumulated in

the cash

flow hedge

reserve is

deemed to

be
based on the ARR on which the hedged future cash

flows will
be based.

Amounts will

be released

to the

income statement
when the forecast ARR

cash flows affect

the income statement
or are no longer expected to occur.
The

amendments

also

introduced

additional

disclosure
requirements

regarding

the

Group’s

management

of

the
transition

to

alternative

benchmark

rates,

its

progress

as

at

the
reporting date

and the

risks to

which it

is exposed

arising from
financial instruments because of the transition.

IFRSs and interpretations to be adopted and other adjustments
International Financial Reporting Standards and Interpretations to be adopted in 2022 and later and other changes
IFRS 17,

Insurance Contracts
In May 2017, the IASB issued

IFRS 17,
Insurance Contracts
, which
sets out

the accounting

requirements

for contractual

rights and
obligations

that

arise

from

insurance

contracts

issued

and
reinsurance

contracts

held.

IFRS 17

is

effective

from

1 January
2023.

UBS

is

assessing

the

standard,

but

does

not

expect

it

to
have a material effect on the Group’s financial statements.

UBS AG
Entity [Table]
Changes in accounting policies, comparability and adjustments
Changes in accounting policies, comparability and other adjustments
Amendments to IAS 1,
Presentation of Financial Statements
, and
IFRS Practice Statement 2,
Making Materiality Judgements

Effective

from

1 January

2021,

UBS

AG

early

adopted
amendments to IAS 1,
Presentation of Financial

Statements
, and
IFRS Practice Statement 2,
Making Materiality Judgements
, issued
by IASB

in February

2021. The

disclosure of

material accounting
policies

in

Note

1a

has

been

refined

through

adopting

these
amendments.
Amendments to IAS 39, IFRS 9 and IFRS 7 (
Interest Rate
Benchmark Reform – Phase 2
)

On

1 January

2021,

UBS

adopted
Interest

Rate

Benchmark
Reform – Phase

2 (Amendments to

IFRS 9, IAS 39, IFRS 7,

IFRS 4
and IFRS 16)
, addressing a number of issues in financial reporting
areas that arise

when interbank

offered rates (IBORs)

are reformed
or replaced.

The amendments

provide a

practical expedient

that
permits

certain

changes

in

the

contractual

cash

flows

of

debt
instruments

attributable

to

the

replacement

of

IBORs

with
alternative

reference

rates

(ARRs)

to

be

accounted

for
prospectively by

updating a

given instrument’s

effective interest
rate

(EIR),

provided

(i)

the

change

is

necessary

as

a

direct
consequence

of

IBOR

reform

and

(ii)

the

new

basis

for
determining the contractual cash

flows is economically equivalent
to

the

previous

basis.

UBS

AG

has

adopted

the

amendments,
which had no material effect on UBS AG’s financial statements.
T
he

amendments
also
provide

various

hedge

accounting
reliefs, with the following adopted by UBS AG:
–

D esignate an
ARR

as

a

non
-
contractually

specified

risk
component, even if it is

not separately identifiable at the

date
when

it

was

designated,

provided

UBS

AG

can

reasonably
expect that it will meet the requirements

within 24 months of
the

first

designation

and

the

risk

component

is

reliably
measurable. As of 31 December 2021, the principal ARRs that
UBS AG has designated as the

hedged risk in fair value hedges
of interest rate

risk related to

debt instruments, mortgages

and
cash

flow

hedges

of

forecast

transactions

were

the

Secured
Overnight

Financing

Rate

(SOFR),
the Swiss
Average

Rate
Overnight (SARON) and

the Sterling

Overnight Index Average
(SONIA).
–

Amend

hedge

documentation

for

the

fair

value

hedges

of
interest

rate

risk

related

to

debt

instruments

for

which

the
hedged risk changed due

to IBOR reform,

which allowed UBS
AG to continue the hedge relationship in accordance with the requirements of the phase 2 amendment.
–

The

cash

flow

hedges

of

IBOR forecast

transactions

in

Swiss
francs

and

pounds

sterling

were

discontinued

and

replaced
with

new

ARR

designations in

December

2021. The

amount
accumulated in

the cash

flow hedge

reserve is

deemed to

be
based on the ARR on which the hedged future cash

flows will
be based.

Amounts will

be released

to the

income statement
when the forecast ARR

cash flows affect

the income statement
or are no longer expected to occur.
The

amendments

also

introduced

additional

disclosure
requirements regarding

UBS AG’s management

of the

transition
to

alternative

benchmark

rates,

its

progress

as

at

the

reporting
date

and

the

risks

to

which

it

is

exposed

arising

from

financial
instruments because of the transition.

IFRSs and interpretations to be adopted and other adjustments
International Financial Reporting Standards and Interpretations to be adopted in 2022 and later and other changes
IFRS 17,

Insurance Contracts
In May 2017, the IASB issued

IFRS 17,
Insurance Contracts
, which
sets out

the accounting

requirements

for contractual

rights and
obligations

that

arise

from

insurance

contracts

issued

and
reinsurance

contracts

held.

IFRS 17

is

effective

from

1 January
2023. UBS AG is assessing the standard, but

does not expect it to
have a material effect on UBS AG’s financial statements.